Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Classes of current inventories [abstract]
Finished goods	¥ 907,872	¥ 784,544
Work in process	90,871	71,853
Raw materials	919,805	689,203
Total	¥ 1,918,548	¥ 1,545,600